JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 90.9%
Alternative Assets — 2.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	7,072	112,795

Fixed Income — 49.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	101,257	1,214,072
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,618	83,883
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	10,706	83,938
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,072	54,405
JPMorgan High Yield Fund Class R6 Shares (a)	16,490	120,540
JPMorgan Income Fund Class R6 Shares (a)	12,393	117,733
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	14,702	161,131
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	70,779	695,754

Total Fixed Income		2,531,456

International Equity — 17.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,118	129,637
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,161	126,481
JPMorgan International Equity Fund Class R6 Shares (a)	18,082	384,431
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	12,583	259,338

Total International Equity		899,887

U.S. Equity — 22.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	16,339	366,803
JPMorgan Large Cap Value Fund Class R6 Shares (a)	2,730	52,616
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	603	45,903
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	937	27,504
JPMorgan Small Cap Value Fund Class R6 Shares (a)	734	24,745
JPMorgan U.S. Equity Fund Class R6 Shares (a)	29,009	633,549

Total U.S. Equity		1,151,120

TOTAL INVESTMENT COMPANIES (Cost $3,983,612)		4,695,258

EXCHANGE-TRADED FUNDS — 6.7%
Alternative Assets — 0.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	342	32,883

Fixed Income — 3.1%
JPMorgan High Yield Research Enhanced ETF (a)	3,051	158,883

U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,753	153,728

TOTAL EXCHANGE-TRADED FUNDS (Cost $304,806)		345,494

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $26,178)	26,067	26,181

	Shares (000)
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $97,827)	97,827	97,827

Total Investments — 100.0% (Cost $4,412,423)		5,164,760
Other Assets Less Liabilities — 0.0% (d)		2,108

Net Assets — 100.0%		5,166,868

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	585	12/2021	EUR	27,268	(912)
FTSE 100 Index	146	12/2021	GBP	13,854	3
MSCI EAFE E-Mini Index	983	12/2021	USD	111,428	(4,663)
S&P 500 E-Mini Index	413	12/2021	USD	88,847	(3,024)
U.S. Treasury 10 Year Note	2,337	12/2021	USD	307,826	(2,851)

					(11,447)

Abbreviations

EAFE Europe, Australasia and Far East
EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
MSCI Morgan Stanley Capital International
USD United States Dollar

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$345,494	$—	$—	$345,494
Investment Companies	4,695,258	—	—	4,695,258
U.S. Treasury Obligations	—	26,181	—	26,181
Short-Term Investments
Investment Companies	97,827	—	—	97,827

Total Investments in Securities	$5,138,579	$26,181	$—	$5,164,760

Appreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—	$3
Depreciation in Other Financial Instruments
Futures Contracts	(11,450)	—	—	(11,450)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(11,447)	$—	$—	$(11,447)

B. Investment Transactions with Affiliates —  The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$40,363	$—	$7,972	$1,004	$(512)	$32,883	342	$226	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	165,896	—	8,242	2,114	(6,040)	153,728	1,753	358	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,303,516	6,944	90,614	962	(6,736)	1,214,072	101,257	6,944	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	90,173	998	5,638	(63)	(1,587)	83,883	10,618	998	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	133,692	15,904	8,531	246	(11,674)	129,637	3,118	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	138,405	8,225	8,306	239	(12,082)	126,481	6,161	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	90,122	1,618	5,694	(177)	(1,931)	83,938	10,706	1,617	—
JPMorgan Equity Income Fund Class R6 Shares (a)	412,524	1,803	43,152	8,531	(12,903)	366,803	16,339	1,802	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	53,916	487	—	—	2	54,405	6,072	487	—
JPMorgan High Yield Fund Class R6 Shares (a)	151,225	1,701	32,061	1,759	(2,084)	120,540	16,490	1,702	—
JPMorgan High Yield Research Enhanced ETF (a)	159,614	—	—	—	(731)	158,883	3,051	1,677	—
JPMorgan Income Fund Class R6 Shares (a)	117,327	1,144	—	—	(738)	117,733	12,393	1,145	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	168,253	1,175	9,722	167	1,258	161,131	14,702	1,175	—
JPMorgan International Equity Fund Class R6 Shares (a)	409,703	—	22,862	6,987	(9,397)	384,431	18,082	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	285,391	—	24,927	3,035	(4,161)	259,338	12,583	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	164,404	202	106,461	(7,819)	2,290	52,616	2,730	202	—
JPMorgan Realty Income Fund Class R6 Shares (a)	120,677	425	9,869	2,353	(791)	112,795	7,072	425	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	750,208	2,901	55,906	1,147	(2,596)	695,754	70,779	2,901	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	54,450	—	8,091	2,612	(3,068)	45,903	603	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	29,200	—	—	—	(1,696)	27,504	937	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,371	49	—	—	(675)	24,745	734	49	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	604,327	35,541	9,966	3,215	432	633,549	29,009	1,137	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	38,436	355,381	295,990	—	—	97,827	97,827	4	—

Total	$5,507,193	$434,498	$754,004	$26,312	$(75,420)	$5,138,579		$22,849	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.